Segments - Summary of reconciliation between IFRS and underlying income, expenses and net result (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of operating segments [line items]
Income	€ 12,404	€ 12,812
Expenses	6,846	6,439
Taxation	1,516	1,798
Non-controlling interests	127	118
Net result	3,915	4,456
EU IAS 39 carve out impact
Disclosure of operating segments [line items]
Income	(1,065)	(1,512)
Taxation	(279)	(414)
Net result	(786)	(1,099)
Results IFRS-EU
Disclosure of operating segments [line items]
Income	11,339	11,300
Expenses	6,846	6,439
Taxation	1,237	1,385
Non-controlling interests	127	118
Net result	€ 3,130	€ 3,358